Bank Loans (Details 1) - Cathay United Loan Agreement [Member] - USD ($)	Mar. 31, 2019	Dec. 31, 2018
Cathay United Bank	$ 45,076	$ 55,092
Less: current portion of long-term bank loan	(39,688)	(39,835)
Total	$ 5,388	$ 15,257